Supplementary Financial Information (Narrative) (Details) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025 USD ($) customer	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($) customer	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) customer	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Supplemental Financial Information [Line Items]
Number of largest customers | customer	2		2		2
Depreciation expense as percentage of average depreciable property					2.60%	2.70%
Aggregate amortization expenses | $	$ 35	$ 28	$ 100	$ 85	$ 114	$ 97	$ 76
Goodwill | $	$ 4,740		$ 4,740		$ 4,740	$ 4,740
Use Rights [Member]
Supplemental Financial Information [Line Items]
Weighted average remaining useful life					82 years
Computer Software, Intangible Asset [Member]
Supplemental Financial Information [Line Items]
Weighted average remaining useful life					7 years
Trade Accounts Receivable [Member]
Supplemental Financial Information [Line Items]
Number of largest customers | customer	2		2		2
Customers [Member] | Trade Accounts Receivable [Member] | Non-affiliated REP [Member]
Supplemental Financial Information [Line Items]
Concentration risk percentage			28.00%		22.00%	22.00%
Customers [Member] | Trade Accounts Receivable [Member] | Second Nonaffiliated REP [Member]
Supplemental Financial Information [Line Items]
Concentration risk percentage			23.00%		19.00%	20.00%